NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES
NOTE 12 – NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES
Noncontrolling interests represent the equity ownership interests in consolidated subsidiaries not owned by the Company. Noncontrolling interests are adjusted for contributions, distributions, and income and loss attributable to the noncontrolling interest partners of the consolidated entities. Income and losses are allocated to the noncontrolling interests based on the respective governing documents.

There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2021	As of December 31, 2020

2degrees	$39,393	$39,903
NuevaTel	(3,630)	39,744
Trilogy International Partners LLC	—	(36,288)
Salamanca Solutions International LLC	(908)	(793)

Noncontrolling interests	$34,855	$42,566

Supplemental Cash Flow Disclosure:
During the years ended December 31, 2021 and 2020, 2degrees declared and paid dividends to noncontrolling interests of $5.7 million and $6.6 million, respectively. There were no dividends declared by 2degrees during the year ended December 31, 2019. There were no dividends declared by NuevaTel during the year ended December 31, 2021. During the years ended December 31, 2020 and 2019, NuevaTel declared and paid dividends to a noncontrolling interest of $5.1 million and $7.7 million, respectively. The dividends were recorded as a financing activity in the Consolidated Statements of Cash Flows for the years ended December 31, 2021, 2020 and 2019.